CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues (including $0, $7,294 and $8,943 respectively, from related party) (Note 17 & 5)	$ 82,949	$ 80,656	$ 56,367
EXPENSES:
Voyage expenses (including $705, $1,008 and $1,037 respectively, to related party) (Note 11)	1,609	1,648	1,317
Operating lease expense (Note 6)	10,840	10,840	10,840
Vessel operating expenses (including $17, $37 and $42 respectively, to related party) (Note 11)	18,527	18,628	15,679
Dry-docking costs	0	0	361
Vessel depreciation (Note 4)	14,349	13,289	7,670
Management fees-related parties (Note 5)	2,200	2,093	2,596
General and administrative expenses (including $360, $360 and $5,360 respectively, to related party)(Note 5)	6,697	1,617	1,943
Gain on sale of vessels	0	(78)	0
Impairment of vessels	0	0	1,160
Operating income	28,727	32,619	14,801
OTHER EXPENSES:
Interest and finance costs (including $0, $207 and $0 respectively, to related party) (Note 12)	(22,989)	(14,365)	(6,998)
Gain on derivative financial instruments (Note 14)	0	0	66
Interest income	346	48	0
Equity gain/(loss) in unconsolidated joint ventures	(18)	646	747
Total other expenses, net	(22,661)	(13,671)	(6,185)
Net income	6,066	18,948	8,616
Comprehensive income	6,066	18,948	8,616
Less: Deemed dividend for beneficial conversion feature of Series E Shares (Note 15)	0	0	(900)
Less: Deemed dividend equivalents on preferred shares related to redemption value (Note 15)	0	(14,400)	(437)
Less: Preferred shares dividend (Note 15)	(6,010)	(12,390)	(1,883)
Less: Deemed dividend on warrant inducement (Note 9)	0	(1,345)	0
Less: Deemed dividend on Series E Shares conversion	(22,426)	0	0
Net income/ (loss) attributable to common shareholders	$ (22,370)	$ (9,187)	$ 5,396
Earnings/(Loss) per common share, basic (in dollars per share)	$ (12.44)	$ (36.34)	$ 32.51
Earnings/(Loss) per common share, diluted (in dollars per share)	$ (12.44)	$ (36.34)	$ 32.51